Consolidated statements of changes in shareholders' equity $ in Thousands	USD ($) shares	ESPP USD ($) shares	RSU USD ($) shares	Share capital USD ($) shares	Share capital ESPP USD ($) shares	Share capital RSU USD ($) shares	Contributed surplus USD ($)	Contributed surplus ESPP USD ($)	Contributed surplus RSU USD ($)	Accumulated other comprehensive earnings USD ($)	Retained earnings (accumulated deficit) USD ($)
Balance at the beginning (in shares) at Jun. 30, 2024 | shares	33,340,159			33,340,159
Balance at the beginning at Jun. 30, 2024	$ 259,730			$ 380,986			$ 20,053			$ 626	$ (141,935)
Net loss	(5,010)										(5,010)
Change in fair value of interest rate swaps, net of tax	(561)									(561)
Common shares returned from escrow (in shares) | shares				(439,741)
Common shares returned from escrow	$ (2,872)			$ (2,872)
Common shares issued (in shares) | shares	362,492	0	362,492			362,492
Common shares issued for share based compensation arrangement			$ 0			$ 2,012			$ (2,012)
Shares repurchase commitments under the automatic share purchase plan	$ 2,908						2,908
Balance at the end (in shares) at Jun. 30, 2025 | shares	33,262,910			33,262,910
Balance at the end at Jun. 30, 2025	$ 254,195			$ 380,126			20,949			65	(146,945)
Net loss	(81,094)										(81,094)
Change in fair value of interest rate swaps, net of tax	(173)									(173)
Change in cumulative impact of foreign currency	120									120
Common shares purchased and cancelled (in shares) | shares				(270,694)
Common shares purchased and cancelled, net of tax	$ (1,028)			$ (1,028)
Common shares issued (in shares) | shares	317,066	29,650	317,066		29,650	317,066
Common shares issued for share based compensation arrangement		$ 148	$ 0		$ 157	$ 1,604		$ (9)	$ (1,604)
Shares repurchase commitments under the automatic share purchase plan	$ 2,486						2,486
Balance at the end (in shares) at Jun. 30, 2026 | shares	33,338,932			33,338,932
Balance at the end at Jun. 30, 2026	$ 174,654			$ 380,859			$ 21,822			$ 12	$ (228,039)